INVESTMENTS IN OPERATING PARTNERSHIPS - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Series Thirty Two [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		$ 1,229
Series Forty [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		102
Series Forty Two [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable	$ 254
Series Forty Five [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		$ 16,724